Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair Value Measurements
(a) Fair Value Summary
The following tables set forth the Company’s assets and liabilities that were accounted for at fair value at December 31, 2013 and 2012 by level within the fair value hierarchy. For further information, see Note 2 (b), “Significant Accounting Policies – Fair Value Measurements”:

December 31, 2013 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2013
Assets
U.S. Government and Government - Related/Supported	$—	$2,501,851	$—	$—	$2,501,851
Corporate (1)	—	11,094,257	31,573	—	11,125,830
Residential mortgage-backed securities – Agency (“RMBS - Agency”)	—	3,535,649	10,473	—	3,546,122
Residential mortgage-backed securities – Non-Agency (“RMBS - Non-Agency”)	—	398,759	9	—	398,768
Commercial mortgage-backed securities (“CMBS”)	—	1,234,262	12,533	—	1,246,795
Collateralized debt obligations (“CDO”)	—	7,060	710,253	—	717,313
Other asset-backed securities (2)	—	1,230,227	11,877	—	1,242,104
U.S. States and political subdivisions of the States	—	1,845,812	—	—	1,845,812
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,875,541	—	—	4,875,541
Total fixed maturities, at fair value	$—	$26,723,418	$776,718	$—	$27,500,136
Equity securities, at fair value (3)	540,331	499,906	—	—	1,040,237
Short-term investments, at fair value (1)(4)	—	454,273	2,015	—	456,288
Total investments available for sale	$540,331	$27,677,597	$778,733	$—	$28,996,661
Cash equivalents (5)	834,514	226,636	—	—	1,061,150
Other investments (6)	—	757,110	113,472	—	870,582
Other assets (7)	—	27,487	—	(1,342)	26,145
Total assets accounted for at fair value	$1,374,845	$28,688,830	$892,205	$(1,342)	$30,954,538
Liabilities
Financial instruments sold, but not yet purchased (8)	$—	$28,861	$—	$—	$28,861
Other liabilities (7)	—	76,375	29,110	(1,342)	104,143
Total liabilities accounted for at fair value	$—	$105,236	$29,110	$(1,342)	$133,004

December 31, 2012 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2012
Assets
U.S. Government and Government - Related/Supported	$—	$2,034,617	$—	$—	$2,034,617
Corporate (1)	—	10,451,902	30,098	—	10,482,000
RMBS – Agency	—	5,223,488	32,005	—	5,255,493
RMBS – Non-Agency	—	647,617	116	—	647,733
CMBS	—	1,051,904	25,347	—	1,077,251
CDO	—	8,080	701,736	—	709,816
Other asset-backed securities (2)	—	1,452,583	18,128	—	1,470,711
U.S. States and political subdivisions of the States	—	1,911,017	—	—	1,911,017
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,258,282	—	—	4,258,282
Total fixed maturities, at fair value	$—	$27,039,490	$807,430	$—	$27,846,920
Equity securities, at fair value (3)	253,957	395,402	—	—	649,359
Short-term investments, at fair value (1)(4)	—	322,703	—	—	322,703
Total investments available for sale	$253,957	$27,757,595	$807,430	$—	$28,818,982
Cash equivalents (5)	1,596,376	408,292	—	—	2,004,668
Other investments (6)	—	792,483	115,272	—	907,755
Other assets (7)	—	24,842	—	(1,327)	23,515
Total assets accounted for at fair value	$1,850,333	$28,983,212	$922,702	$(1,327)	$31,754,920
Liabilities
Financial instruments sold, but not yet purchased (8)	$—	$26,235	$—	$—	$26,235
Other liabilities (7)	—	30,379	36,247	(1,327)	65,299
Total liabilities accounted for at fair value	$—	$56,614	$36,247	$(1,327)	$91,534

____________

(1)
Included within Corporate are certain medium term notes supported primarily by pools of European investment grade credit with varying degrees of leverage. The notes had a fair value of $154.6 million and $194.3 million and an amortized cost of $147.7 million and $194.8 million at December 31, 2013 and December 31, 2012, respectively. These notes allow the investor to participate in cash flows of the underlying bonds including certain residual values, which could serve to either decrease or increase the ultimate values of these notes.

(2)
The Company invests in covered bonds (“Covered Bonds”). Covered Bonds are senior secured debt instruments issued by financial institutions and backed by over-collateralized pools of public sector or mortgage loans. At December 31, 2013 and December 31, 2012, Covered Bonds with a fair value of $553.1 million and $647.1 million, respectively, are included within Other asset-backed securities.

(3)	Included within Equity securities are investments in fixed income funds with a fair value of $87.4 million and $101.9 million at December 31, 2013 and December 31, 2012, respectively.

(4)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.

(5)	Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to fair value measurement guidance.

(6)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $294.0 million at December 31, 2013 and $312.1 million at December 31, 2012, are carried at amortized cost. For further information, see Note 7, “Other Investments.”

(7)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see Note 14, “Derivative Instruments.”

(8)	Financial instruments sold, but not yet purchased, represent “short sales” and are included within “Payable for investments purchased” on the balance sheet.
(b) Level 3 Assets and Liabilities
The tables below present additional information about assets and liabilities measured at fair value on a recurring basis and for which Level 3 inputs were utilized to determine fair value. The tables present a reconciliation of the beginning and ending balances for the year ended December 31, 2013 and 2012 for all financial assets and liabilities measured at fair value using significant unobservable inputs (Level 3) at December 31, 2013 and 2012, respectively. The tables do not include gains or losses that were reported in Level 3 in prior periods for assets that were transferred out of Level 3 prior to December 31, 2013 and 2012. Gains and losses for assets and liabilities classified within Level 3 in the table below may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3). Further, it should be noted that the following tables do not take into consideration the effect of offsetting Level 1 and 2 financial instruments entered into by the Company that are either economically hedged by certain exposures to the Level 3 positions or that hedge the exposures in Level 3 positions.
In general, Level 3 assets include securities for which values were obtained from brokers where either significant inputs were utilized in determining the values that were difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification. Transfers into or out of Level 3 primarily arise as a result of the valuations utilized by the Company changing between either those provided by independent pricing services that do not contain significant unobservable inputs and other valuations sourced from brokers that are considered Level 3.
There were no significant transfers between Level 1 and Level 2 during the years ended December 31, 2013 and 2012.

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2013
	Corporate	RMBS – Agency	RMBS – Non Agency	CMBS	CDO
Balance, beginning of period	$30,098	$32,005	$116	$25,347	$701,736
Realized gains (losses)	4	10	(1)	3	4,364
Movement in unrealized gains (losses)	766	(23)	(1)	(68)	37,916
Purchases and issuances	10,691	—	3,326	—	136,035
Sales	(71)	(535)	—	—	(48,226)
Settlements	(7,274)	(3,349)	(105)	(12,749)	(121,572)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(2,641)	(17,635)	(3,326)	—	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$31,573	$10,473	$9	$12,533	$710,253
Movement in total gains (losses) above relating to instruments still held at the reporting date	$845	$(27)	$(1)	$(65)	$39,259

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2013
	Other asset- backed securities	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts – Net
Balance, beginning of period	$18,128	$—	$—	$115,272	$(36,247)
Realized gains (losses)	848	—	(17)	7,545	—
Movement in unrealized gains (losses)	1,691	—	15	4,095	7,137
Purchases and issuances	21,686	—	2,017	18,340	—
Sales	(15,711)	—	—	(1,237)	—
Settlements	(8,259)	—	—	(30,543)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(6,506)	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$11,877	$—	$2,015	$113,472	$(29,110)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$(515)	$—	$(2)	$10,750	$7,137

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2012
	Corporate	RMBS – Agency	RMBS – Non Agency	CMBS	CDO
Balance, beginning of period	$23,818	$32,041	$—	$—	$650,851
Realized gains (losses)	4	(15)	—	—	(894)
Movement in unrealized gains (losses)	100	27	—	20	109,282
Purchases and issuances	10,278	—	—	25,546	—
Sales	—	—	—	—	(32,496)
Settlements	(282)	(6,307)	—	(219)	(24,536)
Transfers into Level 3	819	21,249	116	—	—
Transfers out of Level 3	(4,639)	(14,990)	—	—	(471)
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$30,098	$32,005	$116	$25,347	$701,736
Movement in total gains (losses) above relating to instruments still held at the reporting date	$122	$10	$—	$20	$104,474

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2012
	Other asset- backed securities	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts – Net
Balance, beginning of period	$16,552	$—	$—	$113,959	$(42,644)
Realized gains (losses)	6,768	—	—	5,083	—
Movement in unrealized gains (losses)	(2,784)	—	—	7,802	6,397
Purchases and issuances	8,753	—	—	7,375	—
Sales	—	—	—	—	—
Settlements	(16,094)	—	—	(18,637)	—
Transfers into Level 3	4,933	—	—	5	—
Transfers out of Level 3	—	—	—	(315)	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$18,128	$—	$—	$115,272	$(36,247)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$(154)	$—	$—	$5,038	$6,397

(c) Fixed maturities and short-term investments
The Company’s Level 3 assets consist primarily of CDOs, for which non-binding broker quotes are the primary source of the valuations. Sufficient information regarding the specific inputs utilized by the brokers was not available to support a Level 2 classification. The Company obtains the majority of broker quotes for these CDOs from third party investment managers who perform independent verifications of these valuations using pricing matrices based upon information gathered by market traders. In addition, for the majority of these securities, the Company compares the broker quotes to independent valuations obtained from third party pricing vendors, which may also consist of broker quotes, to assess if the prices received represent a reasonable estimate of the fair value. Although the Company does not have access to the specific unobservable inputs that may have been used in the fair value measurements of the CDO securities provided by brokers, we would expect that the significant inputs considered are prepayment rates, probability of default, loss severity in the event of default, recovery rates, liquidity premium and reinvestment rates. Significant increases (decreases) in any of those inputs in isolation could result in a significantly different fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.
The remainder of the Level 3 assets relate primarily to private equity investment funds and certain derivative positions as described below.
(d) Other investments
Included within the Other investments component of the Company’s Level 3 valuations are private investments and alternative fund investments where the Company is not deemed to have significant influence over the investee. The fair value of these investments is based upon net asset values received from the investment manager or general partner of the respective entity. The nature of the underlying investments held by the investee that form the basis of the net asset value include assets such as private business ventures and are such that significant Level 3 inputs are utilized in the determination of the individual underlying holding values and, accordingly, the fair value of the Company’s investment in each entity is classified within Level 3. The Company has not adjusted the net asset values received; however, management incorporates factors such as the most recent financial information received, annual audited financial statements and the values at which capital transactions with the investee take place when applying judgment regarding whether any adjustments should be made to the net asset value in recording the fair value of each position. Investments in alternative funds included in Other investments utilize strategies including arbitrage, directional, event driven and multi-style. These funds potentially have lockup and gate provisions which may limit redemption liquidity. For further details regarding the nature of Other investments and related features see Note 7, “Other Investments,” for further details.
(e) Derivative instruments
Derivative instruments recorded within Other liabilities and classified within Level 3 include credit derivatives sold providing protection on senior tranches of structured finance transactions where the value is obtained directly from the investment bank counterparty and sufficient information regarding the inputs utilized in such valuation was not obtained to support a Level 2 classification and guaranteed minimum income benefits embedded within one reinsurance contract. The majority of inputs utilized in the valuations of these types of derivative contracts are considered Level 1 or Level 2; however, each valuation includes at least one Level 3 input that was significant to the valuation and, accordingly, the values are disclosed within Level 3.
(f) Non-recurring Fair Value Measurement
During the year ended December 31, 2011, the Company recorded a non-recurring fair value measurement relating to a goodwill impairment charge. This was a Level 3 fair value measurement as it reflected the Company’s own assumptions about the assumptions that market participants would use in valuing the carried goodwill and was determined using a combination of discounted cash flow analysis and market value multiple based methodologies. See Note 8, “Goodwill and Other Intangible Assets,” for further information.
(g) Financial Instruments Not Carried at Fair Value
Authoritative guidance over disclosures about the fair value of financial instruments requires additional disclosure of fair value information for financial instruments not carried at fair value in both interim and annual reporting periods. Certain financial instruments, particularly insurance contracts, are excluded from these fair value disclosure requirements. The carrying values of cash and cash equivalents, accrued investment income, net receivable from investments sold, other assets, net payable for investments purchased, other liabilities and other financial instruments not included below approximated their fair values. The following table includes financial instruments for which the carrying value differs from the estimated fair values at December 31, 2013 and 2012. All of these fair value estimates are considered Level 2 fair value measurements. The fair values for fixed maturities held to maturity are provided by third party pricing vendors and significant valuation inputs for all other items included were based upon market data obtained from sources independent of the Company, and are subject to the same control environment previously described.

(U.S. dollars in thousands)	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fixed maturities, held to maturity	$2,858,695	$3,131,235	$2,814,447	$3,262,804
Other investments – structured transactions	294,048	296,799	312,122	293,813
Financial Assets	$3,152,743	$3,428,034	$3,126,569	$3,556,617
Deposit liabilities	$1,509,243	$1,718,394	$1,551,398	$1,878,499
Notes payable and debt	2,263,203	2,429,412	1,672,778	1,918,134
Financial Liabilities	$3,772,446	$4,147,806	$3,224,176	$3,796,633

The Company historically participated in structured transactions. Remaining structured transactions include cash loans supporting project finance transactions, liquidity facility financing provided to structured project deals and an investment in a payment obligation with an insurance company. These transactions are carried at amortized cost. The fair value of these investments held by the Company is determined through use of internal models utilizing reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.
Deposit liabilities include obligations under structured insurance and reinsurance transactions. For purposes of fair value disclosures, the Company determined the estimated fair value of the deposit liabilities by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 56.7 basis points and 100.3 basis points at December 31, 2013 and 2012, respectively. The discount rate incorporates the Company’s own credit risk into the determination of estimated fair value.
The fair values of the Company’s notes payable and debt outstanding were determined based on quoted market prices.
There are no significant concentrations of credit risk within the Company’s financial instruments as defined in the authoritative guidance over disclosures of fair value of financial instruments not carried at fair value, which excludes certain financial instruments, particularly insurance contracts.